Note 5. Loans	12 Months Ended
Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5 - LOANS

Loans at December 31, 2011 and 2010 consist of the following:

	2011	2010

Residential real estate	$62,134,624	$70,070,938
Commercial	223,734,858	242,535,050
Agriculture	46,719,505	63,122,110
Consumer	5,357,721	7,919,389

Total loans	$337,946,708	$383,647,487

Fixed rate loans approximated $61,115,000 at December 31, 2011 and $70,000,000 at December 31, 2010.  Certain commercial and agricultural loans are secured by real estate.

Most of the Bank’s lending activities are with customers located in Northwestern and West Central Ohio.  As of December 31, 2011 and 2010, the Bank’s loans from borrowers in the agriculture industry represent the single largest industry and amounted to $46,719,505 and $63,122,110 respectively.  Agriculture loans are generally secured by property and equipment.  Repayment is primarily expected from cash flow generated through the harvest and sale of crops or milk production for dairy products.  Agriculture customers are subject to various risks and uncertainties which can adversely impact the cash flow generated from their operations, including weather conditions; milk production; health and stability of livestock; costs of key operating items such as fertilizer, fuel, seed, or animal feed; and market prices for crops, milk, and livestock.  Credit losses arising from the Bank’s lending experience in the agriculture industry compare favorably with the Bank’s loss experience on their loan portfolio as a whole.  Credit evaluation of agricultural lending is based on an evaluation of cash flow coverage of principal and interest payments and the adequacy of collateral received.

The Bank originates 1-4 family real estate and consumer loans utilizing credit reports to supplement the underwriting process. The Bank’s manual underwriting standards for 1-4 family loans are generally in accordance with FHLMC manual underwriting guidelines.  Properties securing 1-4 four-family real estate loans are appraised by fee appraisers, which is independent of the loan origination function and has been approved by the Board of Directors and the Loan Policy Committee  The loan-to-value ratios normally do not exceed 80% without credit enhancements such as mortgage insurance.  The Bank will lend up to 100% of the lesser of the appraised value or purchase price for conventional 1-4 family real estate loans, provided private mortgage insurance is obtained. The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan.  To monitor and manage loan risk, policies and procedures are developed and modified, as needed by management. This activity, coupled with smaller loan amounts that are spread across many individual borrowers, minimizes risk. Additionally, market conditions are reviewed by management on a regular basis.  The Bank’s 1-4 family real estate loans are secured primarily by properties located in its primary market area.

Commercial and agricultural real estate loans are subject to underwriting standards and processes similar to commercial and agricultural operating loans, in addition to those unique to real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial and agricultural real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan.  Loan to value is generally 75% of the cost or value of the assets.  Appraisals on properties securing these loans are performed by fee appraisers approved by the Board of Directors.  Because payments on commercial and agricultural real estate loans are often dependent on the successful operation or management of the properties, repayment of such loans may be subject to adverse conditions in the real estate market or the economy.  Management monitors and evaluates commercial and agricultural real estate loans based on collateral and risk rating criteria. The Bank may require guarantees on these loans.  The Bank’s commercial and agricultural real estate loans are secured primarily by properties located in its primary market area.

Commercial and agricultural operating loans are underwritten based on the Bank’s examination of current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed.  This underwriting includes the evaluation of cash flows of the borrower, underlying collateral, if applicable and the borrower’s ability to manage its business activities. The cash flows of borrowers and the collateral securing these loans may fluctuate in value after the initial evaluation. A first priority lien on the general assets of the business normally secures these types of loans. Loan to value limits vary and are dependent upon the nature and type of the underlying collateral and the financial strength of the borrower. Crop and/or hail insurance may be required for agricultural borrowers.  Loans are generally guaranteed by the principal(s). The Bank’s commercial and agricultural operating lending is primarily in its primary market area.

The Bank maintains an internal audit department that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management and the audit committee. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Bank’s policies and procedures.

The following represents a summary of the activity in the allowance for loan losses for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009

Balance at beginning of year	$8,016,786	$4,803,595	$3,198,130
Provision charged to operations	4,375,000	6,550,000	7,525,000
Loans charged-off	(4,238,203)	(3,823,427)	(6,276,801)
Recoveries of loans charged-off	389,784	486,618	357,266

Total	$8,543,367	$8,016,786	$4,803,595

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2011:

		Commercial
		and	Residential
	Commercial	multi-family real estate	1 – 4 family real estate	Consumer	Total
Balance at December 31, 2010	$2,886,467	$3,915,323	$886,879	$328,117	$8,016,786
Provision charged to expenses	195,588	3,918,741	485,876	(225,205)	4,375,000
Losses charged off	(503,218)	(3,131,582)	(515,469)	(87,934)	(4,238,203)
Recoveries	17,792	144,752	141,655	85,585	389,784

Balance at December 31, 2011	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010:

		Commercial
		and	Residential
	Commercial	multi-family real estate	1 – 4 family real estate	Consumer	Total
2011
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$754,874	$1,235,351	$-	$-	$1,990,225
Collectively evaluated for impairment	1,841,755	3,611,883	998,941	100,563	6,553,142

Total allowance for loan losses	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
Loans:
Individually evaluated for impairment	$3,972,618	$16,842,092	$172,494	$-	$20,987,204
Collectively evaluated for impairment	58,349,383	191,290,270	61,962,130	5,357,721	316,959,504

Total ending loans balance	$62,322,001	$208,132,362	$62,134,624	$5,357,721	$337,946,708

		Commercial
		and	Residential
	Commercial	multi-family real estate	1 – 4 family real estate	Consumer	Total
2010
Allowance for loan losses:
Attributable to loans individually evaluated for impairment	$252,263	$439,517	$-	$-	$691,780
Collectively evaluated for impairment	2,634,204	3,543,396	886,879	260,527	7,325,006

Total allowance for loan losses	$2,886,467	$3,982,913	$886,879	$260,527	$8,016,786

Loans:
Individually evaluated for impairment	$3,663,669	$11,834,092	$190,864	$-	$15,688,625
Collectively evaluated for impairment	75,462,368	214,697,031	69,880,074	7,919,389	367,958,862
Total ending loans balance	$79,126,037	$226,531,123	$70,070,938	$7,919,389	$383,647,487

Impaired loans were as follows as of December 31, 2011 and 2010:

	2011	2010

Loans with no allowance for loan losses allocated	$7,660,276	$9,612,896
Loans with allowance for loan losses allocated	13,326,928	6,075,729

Total impaired loans	$20,987,204	$15,688,625

Amount of the allowance allocated to impaired loans	$1,990,225	$691,780

The following is a summary of the activity in the allowance for loan losses of impaired loans, which is a part of the Bank’s overall allowance for loan losses for the years ended December 31, 2011, 2010, and 2009:

	2011	2010	2009

Balance at beginning of year	$691,780	$1,228,814	$1,054,518
Provision charged to operations	4,409,468	2,157,658	5,640,681
Loans charged-off	(3,111,023)	(2,694,692)	(5,466,385)

Balance at end of year	$1,990,225	$691,780	$1,228,814

No additional funds are committed to be advanced in connection with impaired loans.

The average balance of impaired loans approximated $19,429,000 in 2011, $15,487,000 in 2010, and $7,851,000 in 2009.  There was approximately $229,000 and $95,000 in interest income recognized by the Bank on impaired loans on an accrual or cash basis during 2011 and 2010, respectively (none in 2009).

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2011 and 2010:

	2011		2010
	Recorded investment	Allowance for loan losses allocated	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded:
Commercial	$-	$-	$2,381,774	$-
Commercial and multi-family real estate	5,184,050	-	7,040,255	-
Agriculture	2,303,732	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1 – 4 family real estate	172,494	-	190,864	-

With an allowance recorded:
Commercial	619,618	619,618	1,281,895	252,263
Commercial and multi-family real estate	10,870,325	1,235,351	4,793,837	439,517
Agriculture	1,836,985	135,256	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1 – 4 family real estate	-	-	-	-

Total	$20,987,204	$1,990,225	$15,688,625	$691,780

Loans on non-accrual of interest approximated $21,700,000 and $16,497,000 at December 31, 2011 and 2010, respectively.  Loans past due 90 days or more and still accruing interest approximated $55,000 and $126,000 at December 31, 2011 and 2010, respectively.

The following table presents the recorded investment in nonaccrual loans, loans past due over 90 days still on accrual and troubled debt restructurings by class of loans as of December 31, 2011 and 2010:

	2011			2010
	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings

Commercial	$684,763	$-	$619,618	$40,460	$-	$1,008,556
Commercial real estate	15,887,322	-	10,209,573	9,604,525	-	4,417,357
Agricultural real estate	1,074,694	-	-	1,350,336	-	175,768
Agriculture	1,064,282	-	2,303,732	2,272,939	-	-
Consumer	97	9,437	-	3,244	65,229	-
Residential:
1 – 4 family	2,867,753	26,002	57,192	3,077,011	55,745	59,439
Home equity	121,230	20,003	-	148,902	4,992	-

Total	$21,700,141	$55,442	$13,190,115	$16,497,417	$125,966	$5,661,120

The following table presents the aging of the recorded investment in past due loans as of December 31, 2011 and 2010 by class of loans:

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2011
Commercial	$264,350	$503,099	$19,356	$786,805	$43,816,740	$44,603,545
Commercial real estate	2,072,253	1,929,564	4,831,138	8,832,955	170,298,358	179,131,313
Agriculture	-	-	1,029,883	1,029,883	16,688,573	17,718,456
Agricultural real estate	-	-	933,945	933,945	28,067,104	29,001,049
Consumer	150,626	29,222	9,534	189,382	5,168,339	5,357,721
Residential real estate	2,244,462	877,860	544,990	3,667,312	58,467,312	62,134,624

Total	$4,731,691	$3,339,745	$7,368,846	$15,440,282	$322,506,426	$337,946,708

2010
Commercial	$-	$379,365	$-	$379,365	$53,529,128	$53,908,493
Commercial real estate	2,294,126	262,242	6,367,537	8,923,905	179,702,652	188,626,557
Agriculture	496,575	106,984	1,338,671	1,942,230	23,275,314	25,217,544
Agricultural real estate	275,437	27,377	898,625	1,201,438	36,703,128	37,904,566
Consumer	127,817	51,934	65,228	244,979	7,414,510	7,659,489
Residential real estate	1,626,599	720,314	1,456,454	3,803,367	66,527,471	70,330,838

Total	$4,820,554	$1,548,216	$10,126,514	$16,495,284	$367,152,203	$383,647,487

Credit Quality Indicators:

The Bank categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as:  current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Bank analyzes loans individually by classifying the loans as to the credit risk.  This analysis generally includes loans with an outstanding balance greater than $100,000 and non-homogenous loans, such as commercial and commercial real estate loans.  This analysis is performed on a quarterly basis.  The Bank uses the following definitions for risk ratings:

•
Special Mention:  Loans which possess some credit deficiency or potential weakness which deserves close attention, but which do not yet warrant substandard classification.  Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk in the future.  The key distinctions of a Special Mention classification are that (1) it is indicative of an unwarranted level of risk, and (2) weaknesses are considered "potential", versus "defined", impairments to the primary source of loan repayment.

•
Substandard:  These loans are inadequately protected by the current sound net worth and paying ability of the borrower.  Loans of this type will generally display negative financial trends such as poor or negative net worth, earnings or cash flow.  These loans may also have historic and/or severe delinquency problems, and bank management may depend on secondary repayment sources to liquidate these loans.  The bank could sustain some degree of loss in these loans if the weaknesses remain uncorrected.

•
Doubtful:  Loans in this category display a high degree of loss, although the amount of actual loss at the time of classification is undeterminable.  This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.  Loans listed as not rated are generally either less than $100,000 or are included in groups of homogenous loans.  As of December 31, 2011 and 2010, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	Pass	Special Mention	Substandard	Doubtful	Not rated
2011
Commercial	$54,683,831	$2,966,782	$3,768,348	$903,040	$-
Commercial and multi-family real estate	170,750,804	9,245,517	27,202,096	933,945	-
Residential 1 – 4 family	-	257,860	245,204	12,976	61,618,584
Consumer	-	2,538	18,716	-	5,336,467

Total	$225,434,635	$12,472,697	$31,234,364	$1,849,961	$66,955,051

	Pass	Special Mention	Substandard	Doubtful	Not rated
2010
Commercial	$70,136,217	$4,553,372	$2,324,007	$2,112,441	$-
Commercial and multi-family real estate	193,224,417	6,314,661	26,058,100	933,945	-
Residential 1 – 4 family	-	305,505	3,485,129	16,926	66,523,278
Consumer	-	-	-	-	7,919,389

Total	$263,360,634	$11,173,538	$31,867,236	$3,063,312	$74,442,667

The Bank considers the performance of the loan portfolio and its impact on the allowance for loan losses.  For residential 1 – 4 family and consumer loan classes, the Bank also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  The following table presents the recorded investment in residential 1 – 4 family and consumer loans that are not risk rated, based on payment activity as of December 31, 2011 and 2010:

	2011		2010
	Consumer	Residential 1 – 4 family	Consumer	Residential 1 – 4 family

Performing	$5,326,933	$60,070,730	$7,854,161	$65,223,251
Nonperforming	9,534	1,547,854	65,228	1,300,027

Total	$5,336,467	$61,618,584	$7,919,389	$66,523,278

Purchased Loans:

From time to time, the Bank enters into loan participation agreements to purchase loans and also acquired loans through the Findlay branch acquisition described in Note 3.  At December 31, 2011, the Bank held no loans for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected.

Modifications:

The Bank’s loan portfolio also includes certain loans that have been modified in a Troubled Debt Restructuring (TDR), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties.  These concessions typically result from the Bank’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions.  All TDRs are also classified as impaired loans.

When the Bank modifies a loan, management evaluates any possible concession based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except with the sole (remaining) source of repayment for the loan in the operation or liquidation of the collateral.  In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows.  If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment is recognized through a specific reserve in the allowance or a direct write down of the loan balance if collection is not expected.

The following table includes the recorded investment and number of modifications for TDR loans during the year ended December 31, 2011.

	Number of modifications	Recorded investment	Allowance for loan losses allocated
Troubled Debt Restructurings:
Commercial Real Estate	3	$5,907,121	$778,541

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are loan customers of the Bank.  Such loans are made in the ordinary course of business in accordance with the normal lending policies of the Bank, including the interest rate charged and collateralization.  Such loans amounted to $3,013,156 and $3,164,300 at December 31, 2011 and 2010, respectively.  The following is a summary of activity during 2011, 2010, and 2009 for such loans:

	2011	2010	2009

Beginning of year	$3,164,300	$3,353,452	$3,988,374
Additions	35,000	60,997	1,999,262
Repayments	(186,144)	(250,149)	(2,634,184)

End of year	$3,013,156	$3,164,300	$3,353,452

Additions and repayments include loan renewals, as well as net borrowings and repayments under revolving lines-of-credit.